Derivative Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Parenthetical) (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Value	₺ 116,684	₺ 123,995